Document and Entity Information	May 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2024
Entity Registrant Name	EUROPEAN WAX CENTER, INC.
Entity Central Index Key	0001856236
Entity Emerging Growth Company	true
Securities Act File Number	001-40714
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3150064
Entity Address, Address Line One	5830 Granite Parkway, 3rd Floor
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	469
Local Phone Number	264-8123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	EWCZ
Security Exchange Name	NASDAQ